Indebtedness (Details) - Schedule of debt - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt	$ 2,189	$ 14,126
Less current debt	(199)	(11,021)
Total	1,990	3,105
Revolving credit facility [Member]
Debt Instrument [Line Items]
Total debt	22	10,054
Notes payable [Member]
Debt Instrument [Line Items]
Total debt	2,101	3,272
Notes payable to related parties [Member]
Debt Instrument [Line Items]
Total debt	$ 66	$ 800